Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Numerator:
Net (loss) income	$ (12,779)	$ (18,686)	$ 14,095
Net loss from continuing operations	$ (12,227)	$ (18,305)	$ (21,995)
Denominator:
Weighted-average common shares outstanding	17,968	17,961	17,961
(Loss) income per common share	$ (0.71)	$ (1.04)	$ 0.78
Loss per common share	$ (0.68)	$ (1.02)	$ (1.22)
Numerator:
Net (loss) income	$ (12,779)	$ (18,686)	$ 14,095
Net loss	$ (12,227)	$ (18,305)	$ (21,995)
Denominator:
Weighted-average common shares outstanding	17,968	17,961	17,961
Dilutive effect of stock options and warrants	0	0	432
Weighted-average common shares outstanding - diluted	17,968	17,961	18,393
Diluted (loss) income per common share	$ (0.71)	$ (1.04)	$ 0.77
Diluted loss per common share	$ (0.68)	$ (1.02)	$ (1.20)